Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of weighted-average assumptions used in estimating the grant date fair values

Six Months Ended June 30,
2015
Expected life (in years)	6.25
Weighted average risk free interest rate	1.90%
Expected stock price volatility	30%
Expected dividend yield	5.05%
Weighted average fair value at grant date	$2.95

Class A-2 profits interests
Schedule of activity in the Class A-2 profits interests

			Weighted
		Weighted	Average
	Number of	Average Fair	Remaining
	Interests	Value	Life
Outstanding December 31, 2013	4,434,452	$6.82	3.40
Interests granted	—	$—	—
Interests repurchased	(6,796)	$6.46	—
Outstanding June 30, 2014	4,427,656	$6.82	2.90

Outstanding December 31, 2014	6,069,007	$7.05	2.54
Interests granted	6,418	$7.52	3.00
Interests repurchased	(13,495)	$7.17	—
Outstanding June 30, 2015	6,061,930	$7.05	2.07

Virtu Financial, LLC and subsidiaries | Class A-2 profits interests
Schedule of activity in the Class A-2 profits interests

			Weighted
		Weighted	Average
	# of Profits	Average Fair	Remaining
	Interests	Value	Life
Outstanding December 31, 2012	2,298,957	$6.4	0.7
Interests granted	2,223,814	$7.19	—
Interests repurchased	(88,319)	$6.57	—
Outstanding December 31, 2013	4,434,452	$6.82	3.4
Interests granted	1,992,556	$7.52	—
Interests repurchased	(358,001)	$6.51	—
Outstanding December 31, 2014	6,069,007	$7.05	2.54

Schedule of weighted-average assumptions used in estimating the grant date fair values

	As of December 31,
	2014	2013	2012
Expected life (in years)	0.5	0.5	1.5
Expected stock price volatility	25%	25%	30%
Expected dividend yield	—	—	—
Risk-free interest rate	0.12%	0.1%	0.2%